Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Computer Software, Intangible Asset
Components of Intangible Assets

Computer software as of December 31, 2015 and 2014 is summarized as follows:

(in thousands)	2015	2014
Licensed computer software	$513,443	435,701
Software development costs	404,238	376,026
Acquisition technology intangibles	167,971	167,687

Total computer software	1,085,652	979,414

Less accumulated amortization:
Licensed computer software	282,563	243,866
Software development costs	287,863	275,512
Acquisition technology intangibles	110,156	93,888

Total accumulated amortization	680,582	613,266

Computer software, net	$405,070	366,148

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, as of December 31, 2015, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.4
Software development costs	6.1
Acquisition technology intangibles	6.8

Total	5.9

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2015 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2016	$36,207	27,312	15,352
2017	31,034	21,608	13,868
2018	25,345	16,041	11,393
2019	13,617	9,916	11,393
2020	8,899	7,343	5,734

Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Conversion costs, net	$159,000	159,339
Payments for processing rights, net	88,811	76,966

Total	$247,811	236,305

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2015 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	14.7
Conversion costs	12.3

Total	13.3

Estimated Future Amortization Expense

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2015 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2016	$32,122	17,394
2017	29,148	15,978
2018	25,656	14,561
2019	21,149	12,277
2020	17,800	10,167

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets as of December 31, 2015 and 2014 are summarized as follows:

	2015
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(99,909)	$218,691
Customer relationships	166,579	(104,736)	61,843
Trade name	46,422	(24,422)	22,000
Database	28,000	(14,000)	14,000
Covenants-not-to-compete	14,940	(7,834)	7,106
Trade association	10,000	(5,750)	4,250
Favorable lease	875	(445)	430

Total	$585,416	(257,096)	$328,320

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(60,079)	$258,521
Customer relationships	167,140	(87,201)	79,939
Trade name	46,480	(15,680)	30,800
Database	28,000	(8,400)	19,600
Covenants-not-to-compete	14,940	(5,551)	9,389
Trade association	10,000	(4,750)	5,250
Favorable lease	875	(267)	608

Total	$586,035	(181,928)	$404,107

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2015 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	8.0
Customer relationships	8.2
Trade name	4.9
Database	5.0
Covenants-not-to-compete	5.3
Trade association	10.0
Favorable Lease	4.9

Total	7.6

Estimated Future Amortization Expense	Estimated future amortization expense of other intangible assets as of December 31, 2015 for the next five years is:

(in thousands)
2016	$75,213
2017	74,823
2018	60,166
2019	47,870
2020	43,711